4. ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Buildings [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Property, plant and equipment estimated useful lives	50 years
Vehicles [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Property, plant and equipment estimated useful lives	5 years
Computer equipment and software [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Property, plant and equipment estimated useful lives	3 years
Tools [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Property, plant and equipment estimated useful lives	10 years
Gas Plant and Pipeline [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Property, plant and equipment estimated useful lives	20 years
Furniture and fixtures and software equipment [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Property, plant and equipment estimated useful lives	5- 20 years